Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Income Tax [Line Items]
Increase in deferred tax valuation allowance	$ 4,400,000	$ 3,300,000	$ 800,000
Valuation allowance released	200,000	900,000
Accrued liability for uncertain tax positions	1,900,000
Unrecognized tax benefits	1,758,000	939,000	378,000
Interest recognized	100,000	100,000
Undistributed earnings	274,300,000
UNITED STATES
Income Tax [Line Items]
Net operating loss carryforwards	2,900,000
UNITED STATES | Minimum
Income Tax [Line Items]
Operating loss carry forward expiration year	2026
Foreign Tax Authority
Income Tax [Line Items]
Net operating loss carryforwards	$ 43,700,000
Foreign Tax Authority | Minimum
Income Tax [Line Items]
Operating loss carry forward expiration year	2016